Prudential Day One 2060 Fund
Schedule of Investments (unaudited) as of October 31, 2021
Description	Shares	Value
Long-Term Investments 99.9%
Affiliated Mutual Funds
PGIM Global Real Estate Fund (Class R6)	12,601	$347,672
PGIM Jennison Small-Cap Core Equity Fund (Class R6)	21,310	442,174
PGIM QMA Commodity Strategies Fund (Class R6)*	20,403	261,565
PGIM QMA Emerging Markets Equity Fund (Class R6)	59,600	764,664
PGIM QMA International Developed Markets Index Fund (Class R6)	135,050	1,989,291
PGIM QMA Large-Cap Core Equity Fund (Class R6)	102,852	2,248,347
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	60,035	878,915
PGIM QMA US Broad Market Index Fund (Class R6)	69,883	1,454,962
PGIM Total Return Bond Fund (Class R6)	26,670	388,311

Total Long-Term Investments (cost $6,631,820)		8,775,901

Short-Term Investment 0.3%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $26,222)	26,222	26,222

TOTAL INVESTMENTS 100.2% (cost $6,658,042)(wd)		8,802,123
Liabilities in excess of other assets (0.2)%		(18,878)

Net Assets 100.0%		$8,783,245

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(wd)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds